Goodwill and Other Intangible Assets (Intangible Assets Not Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,210	¥ 6,606
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,210	6,605
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 1